Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
SIF Loan
Debt Instrument [Line Items]
Interest Expense	$ 352	$ 121	$ 986	$ 575